NOTES PAYABLE	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 9 – NOTES PAYABLE

	January 31, 2025	October 31, 2024
Convertible Promissory Notes	$725,000	$725,000
Unamortized discount	(39,000)	(45,000)
Total Notes Payable	$686,000	$680,000

Convertible Promissory Notes

The Convertible Promissory Notes are due September 30, 2026. Interest on the Convertible Promissory Notes is 8.0 % payable annually and together with the principal amount on the maturity date.

The Convertible Promissory Notes may be prepaid by the Company, in whole, but not in part, at any time prior to the Maturity Date, subject to payment of a premium of 10%, provided that the Company gives the holders fifteen (15) business notice prior to prepayment, during which period, Investors may elect to convert the Notes and accrued but unpaid interest thereon into Shares at a conversion price equal to 80% of the average of the daily VWAP of the Shares (as defined in the Note) for twenty consecutive (20) trading days ending on the date the Company gives the holders of the Convertible Promissory Notes notice of prepayment.

Holders of the Convertible Promissory Notes will have the right, at any time during the period commencing on April 1, 2024 and ending on the earliest to occur of the Maturity Date, the date of a Prepayment or the date of an automatic conversion, to convert the Convertible Promissory Note in whole, but not in part, and accrued interest thereon into Shares at a conversion price equal to 80% of the average of the daily VWAP of the Shares (as defined in the Convertible Promissory Note) for twenty consecutive (20) trading days ending on the date the investor gives the Company a notice of conversion, subject to a minimum conversion price of $6.00 per Share.

In addition, the Convertible Promissory Notes and accrued but unpaid interest thereon will automatically convert into Shares in the event that prior to the Maturity Date, the Company consummates a “Qualified Financing” or a “Qualified Sale” (as defined in the Convertible Promissory Note) at a conversion price equal to 80% of the offering price of Shares sold in the Qualified Financing or 80% of the purchase price per Share to be received by stockholders following consummation of a Qualified Sale.

In connection with the issuance of the Convertible Promissory Notes, the Company recorded a discount in the amount of $72,000. The discount is being amortized over the term of Convertible Promissory Notes. For the three months ended January 31, 2025 and 2024, $5,000 and $5,000, respectively, of the discounts recorded in connection with the issuance of the Convertible Promissory Notes have been amortized, resulting to unamortized debt discount of $39,000 as of January 31, 2025.

NOTE 10 – NOTES PAYABLE

	October 31, 2024	October 31, 2023
Convertible Promissory Notes	$725,000	$725,000
Unamortized discount	(45,000)	(68,000)
Total Notes Payable	$680,000	$657,000

Promissory Note – SPA 23

On March 6, 2023, the Company entered into another Securities Purchase Agreement (“SPA 23”) with the Purchaser, pursuant to which we sold a promissory note in the principal amount of $530,000 (“Note”) to the Purchaser in a private transaction for a purchase price of $519,400 (giving effect to original issue discount of $10,600). In connection with the sale of the Note, the Company also paid the Purchaser’s legal fees and due diligence costs of $15,000, resulting in net proceeds to the Company of $504,400, which were used for working capital and other general corporate purposes. The Note bears interest at the rate of 12% per annum. The Note matured on September 6, 2023 and was paid in full.

Pursuant to the terms of the SPA 23, the Company paid a commitment fee to the Purchaser (“Commitment Fee”) in the form of 75,000 shares of the Company’s common stock (“Commitment Fee Shares”) and issued the Purchaser a Warrant exercisable for a five-year period to purchase up to 50,000 shares of our common stock at a price of $12.00 per share (“Warrant Shares”).

Upon the closing, the Company recorded a discount of the Promissory Note in the amount of $308,000, consisting of the original issue discount of $10,600, transaction fees of $15,000, the fair value of the Commitment Fee Shares of $169,500 and the fair value of the Warrant Shares of $113,000. For the year ended October 31, 2023, $308,000 of the total discounts recorded in connection with the issuance of the Note have been amortized.

Pursuant to the terms of the SPA 23, the Company granted certain piggyback registration rights under the Securities Act with respect to the Conversion Shares, the Warrant Shares and the Commitment Fee Shares.

Convertible Promissory Notes

During the period August 2023 through September 2023, the Company sold 2.9 Units (“Units”) to 4 investors in a private offering at a purchase price of $250,000 per Unit for an aggregate purchase price of $725,000. Each Unit consists of (a) a $250,000 in principal amount 8% Convertible Promissory Note due September 30, 2026 (“Convertible Promissory Note”); and (b) 7,813 common stock purchase warrants (the “Warrants”), each entitling the holder to purchase one share of common stock, $0.001 par value (“Shares”) at an exercise price of $20.00 for a period of five years from the date of issuance.

Interest on the Convertible Promissory Notes are payable annually and together with the principal amount on the Maturity Date.

The Convertible Promissory Notes may be prepaid by the Company, in whole, but not in part, at any time prior to the Maturity Date, subject to payment of a premium of 10%, provided that the Company gives the holders fifteen (15) business notice prior to prepayment, during which period, Investors may elect to convert the Notes and accrued but unpaid interest thereon into Shares at a conversion price equal to 80% of the average of the daily VWAP of the Shares (as defined in the Note) for twenty consecutive (20) trading days ending on the date the Company gives the holders of the Convertible Promissory Notes notice of prepayment.

Holders of the Convertible Promissory Notes will have the right, at any time during the period commencing on April 1, 2024 and ending on the earliest to occur of the Maturity Date, the date of a Prepayment or the date of an automatic conversion, to convert the Convertible Promissory Note in whole, but not in part, and accrued interest thereon into Shares at a conversion price equal to 80% of the average of the daily VWAP of the Shares (as defined in the Convertible Promissory Note) for twenty consecutive (20) trading days ending on the date the investor gives the Company a notice of conversion, subject to a minimum conversion price of $6.00 per Share.

In addition, the Convertible Promissory Notes and accrued but unpaid interest thereon will automatically convert into Shares in the event that prior to the Maturity Date, the Company consummates a “Qualified Financing” or a “Qualified Sale” (as defined in the Convertible Promissory Note) at a conversion price equal to 80% of the offering price of Shares sold in the Qualified Financing or 80% of the purchase price per Share to be received by stockholders following consummation of a Qualified Sale.

The fair value of the Warrants issued was $80,000. The Company has recorded a discount of the Promissory Note in the amount of $72,000, representing the allocable fair market value of the Note and the warrants. The discount is being amortized over the term of Note. For the years ended October 31, 2024 and 2023, $23,000 and $4,000 of the discounts recorded in connection with the issuance of the Note have been amortized, resulting to unamortized debt discount of $45,000 and $68,000 as of October 31, 2024 and 2023, respectively.

During the year ended October 31, 2024, the Company has paid $64,000 of interest on the Convertible Promissory Notes.

The securities were offered and sold in a private offering exempt from the registration requirements of the Securities Act, pursuant to the exemptions from registration afforded by Rule 506(b) of Regulation D under the Securities Act.